Submission	May 29, 2026
Submission [Line Items]
Central Index Key	0001850351
Registrant Name	Liftoff Mobile, Inc.
Registration File Number	333-295144
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES